Document and Entity Information	Aug. 01, 2024
Cover [Abstract]
Entity Registrant Name	Drilling Tools International Corp
Amendment Flag	true
Entity Central Index Key	0001884516
Document Type	8-K/A
Document Period End Date	Aug. 01, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-41103
Entity Tax Identification Number	87-2488708
Entity Address, Address Line One	3701 Briarpark Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	(832)
Local Phone Number	742-8500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	DTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On August 6, 2024, Drilling Tools International Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report the completion (the “Closing”) of the Merger (defined below) consummated in connection with the Agreement and Plan of Merger (the “Merger Agreement”), dated March 6, 2024, by and among the Company, Superior Drilling Products, Inc., a Utah corporation (“SDPI”), DTI Merger Sub I, a Delaware corporation and wholly owned subsidiary of DTI (“Merger Sub I”), and DTI Merger Sub II, LLC, a Delaware limited liability company and direct wholly owned subsidiary of DTI (“Merger Sub II”). Pursuant to the Merger Agreement and at the Closing, (a) Merger Sub I merged with and into SDPI (the “First Merger”), with SDPI surviving as a wholly owned subsidiary of DTI and (b) SDPI, as the surviving corporation of the First Merger, then merged with and into Merger Sub II, with Merger Sub II surviving as a wholly owned subsidiary of DTI. As permitted under Item 9.01 of Form 8-K, this Amendment No. 1 to the Current Report on Form 8-K amends and supplements the Original Form 8-K solely to incorporate by reference the financial statements and provide the unaudited pro forma condensed combined financial information required under Item 9.01 of Form 8-K within 71 calendar days after the date on which the Original Form 8-K was required to be filed.